General (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Aggregate amounts	$ 54,350	$ 53,206	$ 2,282,090
Early contribution agreements, description	(i) 17,972,120 Green Tokens, 360,400 Green Tokens and 502,457 Green Tokens, reflecting the numbers of virtual Ethereum blockchain smart contract protocol (the “Green Tokens” or “VeganCoin”) based the Contributions received divided by the product of the highest purchase price for the Green Token at the time of sale (the “Token Generation Event”) multiplied by the discount rate as signed in the ECA’s.
Receivables from sales of digital tokens	$ 1,020,197	1,064,622	1,082,499
Obligations to issue digital tokens (green tokens)	$ 946,479	891,424	920,326
Token generation event, description	(i) 20% to be released upon the Token Generation Event and (ii) the remaining on a quarterly basis.
Profit margin	$ 0
Cash and cash equivalents	$ 1,416	$ 206